NOTE 3.. RENTAL PROPERTY (Details Narrative) - Block 40 L L C 2024 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
[custom:DepreciationApproximated]	$ 7,127,000
Amortization of Debt Issuance Costs	547,710
Tenant Improvements
Amortization of Debt Issuance Costs	$ 76,000